MARKETABLE SECURITIES - Schedule of Available-for-Sale Securities by Balance Sheet Location Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Debt securities, available-for-sale	$ 30,555	$ 60,313
Cash and cash equivalents
Debt Securities, Available-for-Sale [Line Items]
Debt securities, available-for-sale	7,193	8,705
Marketable securities
Debt Securities, Available-for-Sale [Line Items]
Debt securities, available-for-sale	$ 23,362	$ 51,608